Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of geographical areas [Line Items]
Revenues	$ 207,520	$ 6,938	$ 215,483	$ 227,514
Taiwan, ROC [Member]
Disclosure of geographical areas [Line Items]
Revenues	197,895		205,696	217,568
Overseas [Member]
Disclosure of geographical areas [Line Items]
Revenues	$ 9,625		$ 9,787	$ 9,946